OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER INCOME

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Government grant	216,000	—	—	—
Gain on sale of investment	—	—	1,105,998	142,384
Sundry income	—	172,832	—	—
Total	216,000	172,832	1,105,998	142,384